Lease Right-of-Use Asset and Lease Liabilities	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Leases [Abstract]
Lease Right-of-Use Asset and Lease Liabilities

11. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company officially adopted ASC 842 for the period on and after August 1, 2019 as permitted by ASU 2016-02. ASC 842 originally required all entities to use a “modified retrospective” transition approach that is intended to maximize comparability and be less complex than a full retrospective approach. On July 30, 2018, the FASB issued ASU 2018-11 to provide entities with relief from the costs of implementing certain aspects of the new leasing standard, ASU 2016-02 of which permits entities may elect not to recast the comparative periods presented when transitioning to ASC 842. As permitted by ASU 2018-11, the Company elect not to recast comparative periods, thusly.

As of August 1, 2019, the Company recognized approximately US$26,823, lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of August 1, 2019, with discounted rate of 3.3% adopted from CIMB Bank Berhad’s fixed deposit rate as a reference for discount rate.

A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The initial recognition of operating lease right and lease liability as follow:

Gross lease payable	$27,632
Less: imputed interest	(860)
Initial recognition as of August 1, 2019	$26,772

As of October 31, 2020, operating lease right of use asset as follow:

Initial recognition as of August 1, 2019	$26,772
Additional portion from 1 July 31, 2020 to 30 June 2021	2,719
Accumulated amortization	(19,153)
Foreign exchange translation gain	224
Balance as of October 31, 2020	$10,562

As of October 31, 2020, operating lease liability as follow:

Initial recognition as of August 1, 2019	$26,772
Add: additional portion (increase of leasing fee)	2,719
Less: gross repayment	(18,184)
Add: imputed interest	874
Foreign exchange translation loss	224
Balance as of October 31, 2020	$12,405
Less: lease liability current portion	(12,405)
Lease liability non-current portion	$-

For the three months ended October 31, 2020 and October 31, 2019, the amortization of the operating lease right of use asset are $3,589 and $23,801.

Maturities of operating lease obligation as follow:

Year ending
$-
July 31, 2021 (8 months)	12,325
Total	$12,325

Other information:

	Period ended October 31
	2020	2019
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	$4,227	$23,801
Right-of-use assets obtained in exchange for operating lease liabilities	10,562	14,151
Remaining lease term for operating lease (years)	0.7	1.5
Weighted average discount rate for operating lease	3.3%	3.1%

Lease expenses were $4,401 for the period ended October 31, 2020 and $3,012 for the period ended October 31, 2019. The Company adopt ASC 842 on and after August 1, 2019.

11. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company officially adopted ASC 842 for the year on and after August 1, 2019 as permitted by ASU 2016-02. ASC 842 originally required all entities to use a “modified retrospective” transition approach that is intended to maximize comparability and be less complex than a full retrospective approach. On July 30, 2018, the FASB issued ASU 2018-11 to provide entities with relief from the costs of implementing certain aspects of the new leasing standard, ASU 2016-02 of which permits entities may elect not to recast the comparative years presented when transitioning to ASC 842. As permitted by ASU 2018-11, the Company elect not to recast comparative years, thusly.

As of August 1, 2019, the Company recognized approximately US$26,823, lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of August 1, 2019, with discounted rate of 3.3% adopted from CIMB Bank Berhad’s fixed deposit rate as a reference for discount rate.

A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The initial recognition of operating lease right and lease liability as follow:

Gross lease payable	$27,632
Less: imputed interest	(860)
Initial recognition as of August 1, 2019	$26,772

As of July 31, 2020 operating lease right of use asset as follow:

Initial recognition as of August 1, 2019	$26,772
Additional portion from 1 July 31, 2020 to 30 June 2021	2,719
Accumulated amortization	(15,105)
Foreign exchange translation loss	(235)
Balance as of July 31, 2020	$14,151

As of July 31, 2020, operating lease liability as follow:

Initial recognition as of August 1, 2019	$26,772
Add: additional portion (increase of leasing fee)	2,719
Less: gross repayment	(14,151)
Add: imputed interest	743
Foreign exchange translation gain	549
Balance as of July 31, 2020	$16,632
Less: lease liability current portion	(16,632)
Lease liability non-current portion	$-

For the year ended July 31, 2020, the amortization of the operating lease right of use asset are $15,105.

Maturities of operating lease obligation as follow:

Year ending
$-
July 31, 2021 (11 months)	16,632
Total	$16,632

Other information:

	Year ended July 31,
	2020	2019
	(Audited)	(Audited)
Cash paid for amounts included in the measurement of lease liabilities:		-
Operating cash flow from operating lease	$16,632	$-
Right-of-use assets obtained in exchange for operating lease liabilities	14,151
Remaining lease term for operating lease (years)	0.9	-
Weighted average discount rate for operating lease	3.3%	-

Lease expenses were $15,844 for the year ended July 31, 2020. The Company adopt ASC 842 on and after August 1, 2019